FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9 — FAIR VALUE MEASUREMENTS

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.

At December 31, 2021, assets held in the Trust Account were comprised of $598 in cash and $230,157,661 in money market funds. During the year ended December 31, 2021, the Company did not withdraw any interest income from the Trust Account. At December 31, 2020, assets held in the Trust Account were comprised of $82 in cash and $230,091,280 in U.S. Treasury Securities.

The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 is as follows:

			Gross
		Amortized	Holding	Fair
	Held-To-Maturity	Cost	Gain	Value
December 31, 2020	U.S. Treasury Securities (Matured on 1/28/21)*	230,091,280	7,515	230,098,795
*	Upon maturity, the securities were reinvested into money market funds, which invest in U.S. Treasury Securities. As of December 31, 2021 there were no held-to-maturity securities.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Markets	December 31,	December 31,
Description	(level)	2021	2020
Assets:
Cash and marketable securities held in Trust Account	1	$230,157,661	$230,098,795
Liabilities:
Warrant Liability – Public Warrants	1	$7,820,000	$15,985,000
Warrant Liability – Private Placement	3	$4,946,082	$9,504,000

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liability on the Company’s consolidated balance sheets. The warrant liability are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liability in the consolidated statements of operations.

The Private Warrants were valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Warrants were initially classified as Level 3 due to the use of unobservable inputs. The most significant input is volatility and significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. For periods subsequent to the detachment of the warrants from the Units, the close price of the Public Warrant price was used as the fair value as of each relevant date. The measurement of the Public Warrants is classified as Level 1 due to the use of an observable market quote in an active market.

The key inputs in the modified Black Scholes model for the Private Placement Warrants were as follows at the following measurement dates:

	December 31,	December 31,
Input:	2021	2020
Risk-free interest rate	1.26%	0.36%
Expected term (years)	5.28	5.49
Expected volatility	18.8%	22.7%
Exercise price	$11.50	$11.50
Stock Price	$9.96	$10.22

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private
	Placement	Public
Fair value as of May 28, 2020	—	—
Initial measurement on July 30, 2020	$6,732,000	$11,270,000
Transfer from Level 3 to Level 1	—	(11,270,000)
Change in fair value	2,772,000	—
Fair value as of December 31, 2020	$9,504,000	—
Change in fair value	(4,557,918)	—
Fair value as of December 31, 2021	$4,946,082	—

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $11,270,000 during the period from July 30, 2020 through December 31, 2020 and no transfers in 2021.